T. ROWE PRICE Integrated Global Equity Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.2%
Common Stocks 1.2%
ANZ Group Holdings  15,396 387
BHP Group  5,027 182
Brambles  8,822 139
Commonwealth Bank of Australia  1,041 122
Evolution Mining  9,272 84
Fortescue  7,230 103
National Australia Bank  1,812 52
Qantas Airways  18,057 106
Rio Tinto  1,150 131
Scentre Group  68,382 158
Suncorp Group  16,075 180
Westpac Banking  4,466 123
Total Australia (Cost $1,572) 1,767
AUSTRIA 0.4%
Common Stocks 0.4%
Erste Group Bank  1,967 213
OMV  5,087 372
Total Austria (Cost $464) 585
BELGIUM 0.3%
Common Stocks 0.3%
UCB  639 192
Warehouses De Pauw  7,584 198
Total Belgium (Cost $361) 390
BRAZIL 1.1%
Common Stocks 0.7%
Banco BTG Pactual  13,386 146
Cia de Saneamento Basico do Estado de Sao Paulo  5,000 153
Embraer  11,752 174
Klabin  40,800 155
Localiza Rent a Car  16,400 149
Rede D'Or Sao Luiz  18,041 136

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
TIM  14,300 76
989
Preferred Stocks 0.4%
Itau Unibanco Holding  22,989 193
Petroleo Brasileiro  39,400 369
562
Total Brazil (Cost $1,371) 1,551
CANADA 4.4%
Common Stocks 4.4%
Barrick Mining  7,800 319
BRP  6,000 431
Canadian National Railway  4,900 504
Canadian Natural Resources  18,400 898
Constellation Software, Warrants, 3/31/40 (1)(2) 76 —
DPM Metals  12,857 453
Empire, Class A  7,500 269
Fairfax Financial Holdings (3) 124 211
Finning International (3) 4,126 255
George Weston  4,959 350
IGM Financial (3) 4,700 224
Kinross Gold  9,585 293
Loblaw  6,673 304
Nutrien  4,900 370
Quebecor, Class B (3) 7,800 331
Shopify, Class A (2) 1,200 143
Suncor Energy  15,313 1,013
Total Canada (Cost $4,959) 6,368
CHILE 0.1%
Common Stocks 0.1%
Banco de Chile  600,675 109
Total Chile (Cost $78) 109
CHINA 3.0%
Common Stocks 2.1%
Alibaba Group Holding (HKD)  23,296 365
Aluminum Corp. of China, Class H (HKD)  66,000 96

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
China Construction Bank, Class H (HKD)  102,000 110
China Hongqiao Group (HKD)  20,500 93
CMOC Group, Class H (HKD)  48,000 101
ENN Energy Holdings (HKD)  16,500 134
Guangdong Investment (HKD)  64,000 64
NetEase (HKD)  10,800 241
New China Life Insurance, Class H (HKD)  12,900 77
PDD Holdings, ADR (USD) (2) 3,285 336
Sino Biopharmaceutical (HKD)  110,000 84
Tencent Holdings (HKD)  9,300 587
Tongcheng Travel Holdings (HKD)  89,600 207
WuXi AppTec, Class H (HKD)  11,100 170
Yum China Holdings (USD)  4,828 235
Zijin Mining Group, Class H (HKD)  46,000 207
3,107
Common Stocks - China A Shares 0.9%
Contemporary Amperex Technology, A Shares (CNH)  1,800 107
Jiangsu Zhongtian Technology, A Shares (CNH)  44,800 199
Muyuan Foods, A Shares (CNH)  15,600 95
Ping An Bank, A Shares (CNH)  61,600 99
Sany Heavy Industry, A Shares (CNH)  65,300 184
Shaanxi Coal Industry, A Shares (CNH)  20,100 75
Sungrow Power Supply, A Shares (CNH)  3,500 78
TCL Technology Group, A Shares (CNH)  316,600 198
Weichai Power, A Shares (CNH)  59,600 212
Yunnan Yuntianhua, A Shares (CNH)  15,100 74
1,321
Total China (Cost $3,910) 4,428
DENMARK 0.4%
Common Stocks 0.4%
Novo Nordisk, Class B  5,218 191
Orsted (2) 8,974 223
Vestas Wind Systems  7,638 230
Total Denmark (Cost $657) 644

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
EGYPT 0.1%
Common Stocks 0.1%
Commercial International Bank - Egypt  58,253 129
Total Egypt (Cost $132) 129
FINLAND 0.3%
Common Stocks 0.3%
UPM-Kymmene  8,181 256
Wartsila  4,638 173
Total Finland (Cost $329) 429
FRANCE 2.6%
Common Stocks 2.6%
Airbus  625 118
AXA  8,012 368
BNP Paribas  3,441 328
Eiffage  952 146
Eurofins Scientific  4,057 296
Ipsen  703 132
LVMH Moet Hennessy Louis Vuitton  730 399
Orange  19,762 405
Sanofi  852 82
Schneider Electric  483 132
Societe Generale  3,428 250
SPIE  3,993 200
TotalEnergies  5,839 536
Vinci  2,731 410
Total France (Cost $3,651) 3,802
GERMANY 1.4%
Common Stocks 1.4%
Bayerische Motoren Werke (3) 1,647 152
Deutsche Post  4,715 248
Deutsche Telekom  11,759 439
GEA Group  2,938 211
Heidelberg Materials  982 207
Muenchener Rueckversicherungs-Gesellschaft  95 60

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SAP  1,260 215
Siemens  762 186
Siemens Energy  2,006 346
Total Germany (Cost $1,945) 2,064
HONG KONG 0.6%
Common Stocks 0.6%
AIA Group  38,000 422
BOC Hong Kong Holdings  18,000 99
HKT Trust & HKT  79,000 124
Techtronic Industries  17,000 226
Total Hong Kong (Cost $783) 871
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  1,322 142
Total Hungary (Cost $127) 142
INDIA 0.4%
Common Stocks 0.4%
Bharti Airtel  10,922 207
Canara Bank  66,954 88
HDFC Bank  11,363 89
Torrent Pharmaceuticals  2,165 97
Union Bank of India  51,153 90
Total India (Cost $678) 571
INDONESIA 0.2%
Common Stocks 0.2%
Telkom Indonesia Persero  1,189,600 215
United Tractors  50,700 93
Total Indonesia (Cost $301) 308
IRELAND 0.7%
Common Stocks 0.7%
Ryanair Holdings  11,511 324

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
TE Connectivity (USD)  3,641 761
Total Ireland (Cost $918) 1,085
ISRAEL 0.1%
Common Stocks 0.1%
Bank Leumi Le-Israel  8,227 184
Total Israel (Cost $196) 184
ITALY 0.8%
Common Stocks 0.8%
Buzzi (3) 2,420 122
Enel  40,333 441
Poste Italiane (3) 8,021 189
UniCredit  5,124 368
Total Italy (Cost $767) 1,120
JAPAN 5.0%
Common Stocks 5.0%
Asahi Group Holdings  23,000 230
Asics  5,900 159
Canon  5,200 144
Hitachi  9,500 279
Inpex  7,300 216
Isetan Mitsukoshi Holdings (3) 17,400 321
KDDI  18,200 310
Kubota  9,200 147
Lasertec  1,200 267
Mitsubishi Chemical Group  36,700 215
Mitsubishi Electric  7,100 232
Mitsubishi Estate  9,100 253
Mitsubishi UFJ Financial Group  12,100 205
MS&AD Insurance Group Holdings  13,400 350
Oji Holdings (3) 29,600 160
ORIX  10,800 320
Recruit Holdings  8,200 357
Renesas Electronics  22,000 314
Seven & i Holdings  20,300 273
Shimizu  19,100 343
Sony Group  21,900 456

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Sumitomo  8,400 314
Sumitomo Mitsui Trust Group  9,600 306
Taiheiyo Cement (3) 5,700 128
Takeda Pharmaceutical  9,200 339
TBS Holdings  4,200 151
Tokyo Electron  1,300 323
Toyota Motor  9,600 200
Total Japan (Cost $6,570) 7,312
MALAYSIA 0.2%
Common Stocks 0.2%
CIMB Group Holdings  116,700 219
Total Malaysia (Cost $230) 219
MEXICO 0.2%
Common Stocks 0.2%
Grupo Mexico, Series B  14,700 157
Industrias Penoles (2) 1,600 72
Total Mexico (Cost $274) 229
NETHERLANDS 1.7%
Common Stocks 1.7%
ABN AMRO Bank, CVA  7,143 226
Adyen (2) 147 147
ASM International  312 237
ASML Holding (USD)  817 1,079
ING Groep  13,758 357
Koninklijke Ahold Delhaize  5,449 254
Magnum Ice Cream (GBP) (2)(3) 8,743 129
Total Netherlands (Cost $1,888) 2,429
NORWAY 0.4%
Common Stocks 0.4%
Kongsberg Gruppen  8,210 350
Yara International  3,771 221
Total Norway (Cost $474) 571

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  500 170
Total Peru (Cost $130) 170
PHILIPPINES 0.3%
Common Stocks 0.3%
BDO Unibank  96,870 182
International Container Terminal Services  18,840 214
Total Philippines (Cost $375) 396
POLAND 0.3%
Common Stocks 0.3%
Bank Polska Kasa Opieki  2,214 131
ORLEN  3,227 117
Powszechny Zaklad Ubezpieczen  6,543 114
Total Poland (Cost $286) 362
PORTUGAL 0.3%
Common Stocks 0.3%
Galp Energia  5,440 130
Jeronimo Martins  9,830 235
Total Portugal (Cost $310) 365
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank  34,776 163
Total Qatar (Cost $163) 163
SAUDI ARABIA 0.1%
Common Stocks 0.1%
Saudi National Bank  18,473 208
Total Saudi Arabia (Cost $180) 208

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.4%
Common Stocks 0.4%
DBS Group Holdings  8,090 360
United Overseas Bank  9,000 258
Total Singapore (Cost $509) 618
SOUTH AFRICA 0.5%
Common Stocks 0.5%
Absa Group  11,836 171
Clicks Group  5,255 91
FirstRand  32,075 164
Gold Fields  3,317 152
Vodacom Group  8,889 76
Total South Africa (Cost $559) 654
SOUTH KOREA 1.9%
Common Stocks 1.9%
DB Insurance  1,886 212
Hana Financial Group  1,377 100
Hyundai Mobis  343 88
KB Financial Group  2,793 274
Kia  1,540 152
Korea Electric Power  2,482 71
Samsung Electronics  9,427 1,103
Samsung Fire & Marine Insurance  645 193
SK hynix  1,041 591
Total South Korea (Cost $1,493) 2,784
SPAIN 0.9%
Common Stocks 0.9%
ACS Actividades de Construccion y Servicios  1,529 186
Banco Bilbao Vizcaya Argentaria  20,128 435
Banco Santander  15,055 169
CaixaBank  27,736 332
Endesa  4,951 207
Total Spain (Cost $1,172) 1,329

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SWEDEN 0.4%
Common Stocks 0.4%
Atlas Copco, Class A  6,302 111
Spotify Technology (USD) (2) 91 44
Swedbank, Class A (3) 6,691 228
Telefonaktiebolaget LM Ericsson, Class B (3) 21,135 241
Total Sweden (Cost $606) 624
SWITZERLAND 0.9%
Common Stocks 0.9%
Logitech International  1,435 133
Nestle  1,725 169
Novartis  2,468 379
Roche Holding  1,302 520
Sonova Holding  729 166
Total Switzerland (Cost $1,242) 1,367
TAIWAN 2.4%
Common Stocks 2.4%
Accton Technology  5,000 246
Alchip Technologies  2,000 163
Delta Electronics  8,000 361
MediaTek  6,000 288
Taiwan Semiconductor Manufacturing  43,000 2,487
Total Taiwan (Cost $1,960) 3,545
THAILAND 0.2%
Common Stocks 0.2%
CP ALL  155,400 214
PTT Exploration & Production  23,400 114
Total Thailand (Cost $326) 328

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
TÜRKIYE 0.1%
Common Stocks 0.1%
BIM Birlesik Magazalar  6,642 102
Total Türkiye (Cost $104) 102
UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
Emaar Properties  37,664 123
Total United Arab Emirates (Cost $151) 123
UNITED KINGDOM 3.9%
Common Stocks 3.9%
3i Group  7,727 252
AstraZeneca  3,935 769
BAE Systems  13,799 405
Barclays  61,210 320
British American Tobacco  4,867 283
BT Group  82,040 230
Glencore  45,892 348
GSK  6,385 176
HSBC Holdings  14,821 243
Imperial Brands  9,634 391
InterContinental Hotels Group (USD)  2,086 275
Kingfisher  38,424 146
National Grid  13,131 222
Rolls-Royce Holdings  21,932 333
Shell  11,881 550
Standard Chartered  11,926 248
Tesco  32,031 201
Unilever  4,664 256
Total United Kingdom (Cost $4,678) 5,648
UNITED STATES 60.8%
Common Stocks 60.8%
AbbVie  1,069 233
Advanced Micro Devices (2) 1,500 305
Allstate  3,446 714

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Alphabet, Class A  19,027 5,471
Altria Group  2,200 145
Amazon.com (2) 13,790 2,872
Ameren  5,272 580
American Express  391 118
AMETEK  3,354 719
Apple  23,243 5,899
Applied Materials  3,220 1,101
AppLovin, Class A (2) 1,131 450
Aptiv (2) 4,877 339
Automatic Data Processing  1,992 405
Avery Dennison  3,630 627
Baker Hughes  13,820 844
Bank of America  24,825 1,210
Bank of New York Mellon  7,691 912
Berkshire Hathaway, Class B (2) 792 380
Booking Holdings  202 850
Booz Allen Hamilton Holding  4,875 380
Broadcom  6,494 2,010
Cardinal Health  3,332 704
Carrier Global  7,900 445
Caterpillar  554 392
Cencora  1,014 319
Charles Schwab  10,518 988
Chevron  1,512 313
Chubb  2,552 832
Cisco Systems  15,000 1,164
Citigroup  9,452 1,072
Coca-Cola  5,573 424
Colgate-Palmolive  7,800 665
Consolidated Edison  6,318 715
Corebridge Financial  14,630 349
Costco Wholesale  254 253
CVS Health  5,763 414
Danaher  3,300 626
Dell Technologies, Class C  1,700 279
Dollar Tree (2) 4,030 441
Dover  2,700 563
DTE Energy  4,864 711
Elevance Health  2,560 749
Eli Lilly  989 910
EOG Resources  4,600 665
Equinix, REIT  480 471

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Equity Residential, REIT  4,514 267
Exxon Mobil  6,281 1,066
Fortive  11,762 650
Gaming & Leisure Properties, REIT (3) 5,179 230
General Electric  1,425 404
Gilead Sciences  6,672 930
Global Payments  5,182 349
Goldman Sachs Group  220 186
Home Depot  986 324
Intel (2) 14,599 644
International Business Machines  880 213
Intuit  1,443 624
Jabil  1,147 305
Johnson & Johnson  2,053 502
JPMorgan Chase  2,924 860
KeyCorp  20,051 402
Keysight Technologies (2) 1,473 416
KLA  80 118
L3Harris Technologies  2,544 878
Lam Research  1,417 303
Las Vegas Sands  13,748 741
Linde  599 297
Lowe's  2,684 634
Mastercard, Class A  2,468 1,233
McKesson  972 841
Merck  9,400 1,131
Meta Platforms, Class A  3,293 1,884
Micron Technology  2,700 912
Microsoft  12,716 4,707
Morgan Stanley  6,200 1,020
Motorola Solutions  1,240 538
Netflix (2) 4,650 447
Northrop Grumman  1,130 771
NVIDIA  38,333 6,685
ON Semiconductor (2) 11,000 681
Oracle  1,915 282
Palantir Technologies, Class A (2) 1,437 210
Parker-Hannifin  939 841
Pentair  5,600 488
PepsiCo  900 140
PG&E  42,161 741
Philip Morris International  6,052 1,001
Procter & Gamble  2,761 399

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Qnity Electronics  2,873 331
Regeneron Pharmaceuticals  560 433
Reliance  1,600 486
Salesforce  820 153
SS&C Technologies Holdings  8,640 584
T-Mobile U.S.  3,511 737
Teledyne Technologies (2) 640 387
Teradyne  1,100 326
Tesla (2) 3,204 1,191
Textron  7,952 696
TJX  4,600 735
U.S. Bancorp  15,107 786
Ulta Beauty (2) 1,343 702
UnitedHealth Group  528 143
Ventas, REIT  2,937 240
Verizon Communications  4,700 236
Viatris  49,071 663
VICI Properties, REIT  6,929 189
Visa, Class A (3) 3,362 1,016
Walmart  4,003 497
Wells Fargo  2,273 181
WP Carey, REIT (3) 3,400 231
Zebra Technologies, Class A (2) 1,581 331
Zoom Communications (2) 2,700 217
Total United States (Cost $75,905) 88,814
VIETNAM 0.0%
Common Stocks 0.0%
Binh Minh Plastics  11,100 55
Total Vietnam (Cost $58) 55
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 3.71% (4)(5) 474,503 475
Total Short-Term Investments (Cost $475) 475

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.68% (4)(5) 776,313 776
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 776
Total Securities Lending Collateral (Cost $776) 776
Total Investments in Securities  100.2%
(Cost $124,093) $ 146,213
Other Assets Less Liabilities (0.2)% (235)
Net Assets 100.0% $ 145,978
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) All or a portion of this security is on loan at March 31, 2026.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Integrated Global Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 10
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 10+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 973  ¤  ¤ $ 475
T. Rowe Price Treasury
Reserve Fund, 3.68% 1,210  ¤  ¤ 776
Total $ 1,251^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised
$10
of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,251.

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
Global Equity Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated Global Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Integrated Global Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated Global Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F203-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 91,439 $ 52,961 $ — $ 144,400
Preferred Stocks — 562 — 562
Short-Term Investments 475 — — 475
Securities Lending Collateral 776 — — 776
Total $ 92,690 $ 53,523 $ — $ 146,213